Share-Based Payment - Summary of Stock Option Activity (Details) - Share Options	12 Months Ended
Dec. 31, 2017 ¥ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted Share Number, Outstanding Beginning Balance | shares
Options granted Share Number, Outstanding Ending Balance | shares	7,338,559
Weighted average exercise price per option, Outstanding Beginning Balance | ¥ / shares
Weighted average exercise price per option, Outstanding Ending Balance | ¥ / shares	¥ 1.03
2015 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted Share Number, Outstanding Beginning Balance | shares	6,078,298
Options granted Share Number, Granted | shares	2,045,688
Options granted Share Number, Exercised | shares	135,000
Options granted Share Number, Cancelled and Forfeited | shares	650,427
Options granted Share Number, Outstanding Ending Balance | shares	7,338,559
Weighted average exercise price per option, Outstanding Beginning Balance | ¥ / shares	¥ 0.91
Weighted average exercise price per option, Granted | ¥ / shares	1.26
Weighted average exercise price per option, Exercised | ¥ / shares	0.65
Weighted average exercise price per option, Cancelled and Forfeited | ¥ / shares	0.14
Weighted average exercise price per option, Outstanding Ending Balance | ¥ / shares	¥ 1.03